UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-3916

Name of Registrant: Vanguard Specialized Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: January 31

Date of reporting period: April 30, 2011

Item 1: Schedule of Investments

Vanguard Precious Metals and Mining Fund

Schedule of Investments
As of April 30, 2011

			Market
			Value
		Shares	($000)
Common Stocks (99.1%)
Australia (30.7%)
1	Iluka Resources Ltd.	39,783,827	547,408
*,1 Aquila Resources Ltd.		28,900,000	289,109
1	OZ Minerals Ltd.	174,000,000	276,180
1	Medusa Mining Ltd.	19,800,000	175,174
	BHP Billiton Ltd.	2,800,000	141,764
*,1 St. Barbara Ltd.		51,000,000	124,705
*,1 Resolute Mining Ltd.		51,965,029	67,015
*,1 Cudeco Ltd.		13,000,000	49,059
1	Panoramic Resources Ltd.	19,700,000	44,697
*	Atlas Iron Ltd.	4,850,000	18,730
*,1 Equatorial Resources Ltd.		6,250,000	16,390
*,1 Apex Minerals NL		624,120,369	8,198
*	Reed Resources Ltd.	8,620,689	5,210
*	Gindalbie Metals Ltd.	4,000,000	4,425
*,1 Speewah Metals Ltd.		12,900,000	3,985
*	Galaxy Resources Ltd.	3,229,167	3,826
*,1 Drummond Gold Ltd.		35,000,000	2,896
*,^ Zambezi Resources Ltd.		4,895,833	155
*	MIL Resources Ltd.	2,685,873	62
			1,778,988
Belgium (0.8%)
^	Umicore SA	850,000	48,721

Canada (28.1%)
1	Centerra Gold Inc.	18,000,000	334,831
*,1 Nevsun Resources Ltd.		38,500,000	250,658
*,1 Alacer Gold Corp.		20,100,000	209,678
*,^,
	1 Minefinders Corp.	11,800,000	197,768
*,1 Harry Winston Diamond Corp.		9,750,000	165,909
	Eldorado Gold Corp.	8,350,000	155,413
1	Sherritt International Corp.	17,475,000	147,757
*,1 SEMAFO Inc.		15,700,000	133,412
*	Novagold Resources Inc.	800,000	10,280
*	Lake Shore Gold Corp.	2,000,000	8,582
*	Bear Creek Mining Corp.	750,000	6,571
*	Claude Resources Inc.	2,400,000	5,760
	Franco-Nevada Corp.	50,000	1,983
			1,628,602
France (9.5%)
	Imerys SA	3,750,000	290,460
	Eramet	660,000	259,777
			550,237

	Germany (4.4%)
^	K&S AG		3,150,000	254,411

	Indonesia (0.1%)
	International Nickel Indonesia Tbk PT		12,500,000	7,291

	Ireland (0.2%)
*	Kenmare Resources plc		13,627,035	10,703

	Papua New Guinea (0.1%)
*	Bougainville Copper Ltd.		2,000,000	3,302

	Peru (0.7%)
	Cia de Minas Buenaventura SA ADR		900,000	37,503

	Russia (0.5%)
	Uralkali GDR		650,000	27,404

	Singapore (4.0%)
	Noble Group Ltd.		127,180,353	232,361

	South Africa (0.6%)
	Northam Platinum Ltd.		5,000,000	33,040

	United Kingdom (12.4%)
1	Hochschild Mining plc		40,500,000	415,753
	Lonmin plc		6,241,666	170,987
	Petropavlovsk plc		8,800,000	131,863
*	Mwana Africa plc		9,880,219	1,210
*	Gemfields plc		3,333,333	929
				720,742
	United States (7.0%)
	Newmont Mining Corp.		5,000,000	293,050
1	AMCOL International Corp.		3,080,000	114,638
				407,688
	Total Common Stocks (Cost $3,720,720)			5,740,993
	Precious Metals (0.1%)
*	Platinum Bullion (In Troy Ounces)		2,009	3,759

	Total Precious Metals (Cost $1,212)			3,759
				Market
				Value
		Coupon	Shares	($000)
	Temporary Cash Investment (3.5%)
	Money Market Fund (3.5%)
	[2,3] Vanguard Market Liquidity Fund (Cost $204,435)	0.179%	204,435,406	204,435

	Total Investments (102.7%) (Cost $3,926,367)			5,949,187
	Other Assets and Liabilities-Net (-2.7%)[3]			(158,722)
	Net Assets (100%)			5,790,465

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $135,507,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $145,769,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Precious metals are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of April 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North America	2,073,792	—	—
Common Stocks—Other	—	3,667,201	—
Precious Metals	3,759	—
Temporary Cash Investments	204,435	—	—
Total	2,281,986	3,667,201	—

Precious Metals and Mining Fund

D. The fund has invested in a company that is considered to be an affiliated company of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of this company were as follows:

			Current Period Transactions
			Proceeds
	Jan. 31, 2011		from		April 30, 2011
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Alacer Gold Corp.	NA1	8,544	—	—	209,678
Anatolia Minerals Development Ltd.	127,401	—	—	—	—
AMCOL International Corp.	92,154	—	—	554	114,638
Apex Minerals NL	8,648	2,857	—	—	8,198
Aquila Resources Ltd.	241,802	23,570	—	—	289,109
Centerra Gold Inc.	288,870	—	—	—	334,831
Cudeco Ltd.	45,365	—	—	—	49,059
Drummond Gold Ltd.	2,002	805	—	—	2,896
Equatorial Resources Ltd.	16,927	3,833	—	—	16,390
Harry Winston Diamond Corp	105,450	—	—	—	165,909
Hochschild Mining plc	315,318	—	—	—	415,753
Iluka Resources Ltd.	358,880	—	27,553	2,968	547,408
Imerys SA	257,069	—	10,309	—	N/A2
Lonmin plc	242,016	—	77,597	(2)	N/A2
Medusa Mining Ltd.	92,107	46,817	—	584	175,175
Minefinders Corp.	56,202	81,241	—	—	197,768
Nevsun Resources Ltd.	229,920	—	—	—	250,658
OZ Minerals Ltd.	275,736	12,160	—	6,708	276,180
Panoramic Resources Ltd.	46,214	—	—	808	44,697
Resolute Mining Ltd.	69,127	—	—	—	67,015
SEMAFO Inc.	198,122	—	32,128	—	133,412
Sherritt International Corp.	169,982	—	15,740	588	147,757
Speewah Metals Ltd.	NA1	4,791	—	—	3,985
St. Barbara Ltd.	97,094	—	—	—	124,705
	3,336,407	184,618	163,327	12,208	3,575,221

1 Not applicable — At January 31, 2011, the issuer was not an affiliated company of the fund.
2 Not applicable — At April 30, 2011, the security was still held, but the issuer was no longer an affiliated company of the fund.

F. At April 30, 2011, the cost of investment securities for tax purposes was $4,157,448,000. Net unrealized appreciation of investment securities for tax purposes was $1,791,738,000, consisting of unrealized gains of $1,941,600,000 on securities that had risen in value since their purchase and $149,862,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Health Care Fund

Schedule of Investments
As of April 30, 2011

			Market
			Value
		Shares	($000)
Common Stocks (92.0%)
United States (71.9%)
Biotechnology (8.5%)
*	Amgen Inc.	11,810,355	671,419
*,1 Cephalon Inc.		4,011,230	308,062
*	Gilead Sciences Inc.	7,807,100	303,228
*	Biogen Idec Inc.	2,270,000	220,984
*	Vertex Pharmaceuticals Inc.	2,902,800	159,712
*	Onyx Pharmaceuticals Inc.	1,307,200	49,112
*	Regeneron Pharmaceuticals Inc.	600,000	30,666
*	Cubist Pharmaceuticals Inc.	886,542	30,009
*	Ironwood Pharmaceuticals Inc.	2,000,000	29,240
*	United Therapeutics Corp.	354,500	23,737
*	Amylin Pharmaceuticals Inc.	1,107,200	14,726
			1,840,895
Chemicals (1.1%)
	Sigma-Aldrich Corp.	3,380,000	238,560

Food & Staples Retailing (1.9%)
	Walgreen Co.	9,744,700	416,294

Health Care Equipment & Supplies (9.7%)
	St. Jude Medical Inc.	8,710,900	465,510
	Medtronic Inc.	7,201,100	300,646
	Becton Dickinson and Co.	3,102,500	266,629
	Beckman Coulter Inc.	2,561,784	212,244
	Baxter International Inc.	3,700,000	210,530
*	Boston Scientific Corp.	21,500,000	161,035
*	CareFusion Corp.	3,568,354	104,803
*	Zimmer Holdings Inc.	1,500,000	97,875
	Covidien plc	1,750,000	97,457
	DENTSPLY International Inc.	2,485,400	93,302
*,1 NuVasive Inc.		2,130,103	65,799
	STERIS Corp.	803,083	28,943
			2,104,773
Health Care Providers & Services (23.4%)
	UnitedHealth Group Inc.	18,685,100	919,868
	McKesson Corp.	9,889,900	820,961
	WellPoint Inc.	7,602,400	583,788
*	Humana Inc.	6,360,094	484,130
	CIGNA Corp.	7,510,600	351,721
	Quest Diagnostics Inc.	6,085,400	343,095
*,1 Coventry Health Care Inc.		8,527,500	275,182
	Cardinal Health Inc.	6,236,708	272,482
*	Laboratory Corp. of America Holdings	2,681,360	258,671
	Universal Health Services Inc. Class B	3,920,800	214,781
*,1 Health Management Associates Inc. Class A		14,156,900	159,690
*,1 Health Net Inc.		4,663,458	155,293
	Owens & Minor Inc.	3,000,000	103,350
	Aetna Inc.	2,250,000	93,105

* DaVita Inc.	304,600	26,832
* WellCare Health Plans Inc.	449,000	19,671
		5,082,620
Health Care Technology (1.6%)
* Cerner Corp.	2,950,000	354,531

Life Sciences Tools & Services (0.3%)
* Parexel International Corp.	2,740,400	76,074

Machinery (0.4%)
Pall Corp.	1,404,600	82,085

Pharmaceuticals (25.0%)
Merck & Co. Inc.	34,030,248	1,223,388
*,1 Forest Laboratories Inc.	26,803,000	888,788
Pfizer Inc.	40,283,888	844,350
Abbott Laboratories	14,400,000	749,376
Eli Lilly & Co.	16,629,900	615,473
Johnson & Johnson	5,000,000	328,600
Bristol-Myers Squibb Co.	9,878,361	277,582
Perrigo Co.	3,059,100	276,420
* Watson Pharmaceuticals Inc.	1,750,000	108,535
* Hospira Inc.	1,095,070	62,123
* Salix Pharmaceuticals Ltd.	1,000,000	39,290
Warner Chilcott plc Class A	232,200	5,352
		5,419,277
Total United States		15,615,109
International (20.1%)
Belgium (0.5%)
^ UCB SA	2,490,728	120,335

France (0.9%)
Sanofi-Aventis SA	1,871,976	148,105
Ipsen SA	1,400,000	54,804
		202,909
Germany (0.9%)
^ Bayer AG	1,694,656	148,782
Fresenius Medical Care AG & Co. KGaA	611,950	48,128
		196,910
Ireland (0.3%)
* Elan Corp. plc ADR	8,462,700	68,548

Israel (0.2%)
Teva Pharmaceutical Industries Ltd. ADR	800,000	36,584

Japan (7.9%)
Astellas Pharma Inc.	14,365,700	548,672
Takeda Pharmaceutical Co. Ltd.	6,049,900	293,195
Daiichi Sankyo Co. Ltd.	12,251,500	240,735
^ Eisai Co. Ltd.	5,793,700	210,676
Shionogi & Co. Ltd.	10,716,234	173,723
Mitsubishi Tanabe Pharma Corp.	7,100,000	117,786
Chugai Pharmaceutical Co. Ltd.	4,921,700	81,607
Ono Pharmaceutical Co. Ltd.	960,000	48,734
		1,715,128

Switzerland (5.5%)
Roche Holding AG			4,263,977	692,128
Novartis AG			4,869,880	288,785
Roche Holding AG (Bearer)			664,320	117,575
Novartis AG ADR			1,461,400	86,471
				1,184,959
United Kingdom (3.9%)
AstraZeneca plc			14,681,500	728,474
GlaxoSmithKline plc ADR			2,742,381	119,732
				848,206
Total International				4,373,579
Total Common Stocks (Cost $12,284,470)				19,988,688
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (9.4%)
Money Market Fund (1.4%)
[2,3] Vanguard Market Liquidity Fund	0.179%		303,180,000	303,180

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Commercial Paper (1.8%)
General Electric Capital Services Inc.	0.250%	5/2/11	200,000	199,999
General Electric Capital Services Inc.	0.320%	6/14/11	200,000	199,977
				399,976
Repurchase Agreements (6.2%)
Barclays Capital Inc.
(Dated 4/29/11, Repurchase Value
$1,217,305,000, collateralized by
Government National Mortgage Assn.
0.000%-6.500%, 21/20/25-4/15/41)	0.050%	5/2/11	1,217,300	1,217,300
Morgan Stanley & Co., Inc.
(Dated 4/29/11, Repurchase Value
$117,700,000, collateralized by Federal
National Mortgage Assn. 5.000%-6.000%,
7/1/37-6/1/40)	0.040%	5/2/11	117,700	117,700
				1,335,000
Total Temporary Cash Investments (Cost $2,038,100)				2,038,156
Total Investments (101.4%) (Cost $14,322,570)				22,026,844
Other Assets and Liabilities-Net (-1.4%)				(314,322)
Net Assets (100%)				21,712,522

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $288,740,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $303,180,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the

Health Care Fund

latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of April 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—U. S	15,615,109	—	—
Common Stocks—International	311,335	4,062,244	—
Temporary Cash Investments	303,180	1,734,976	—
Forward Currency Contracts—Assets	—	172	—
Forward Currency Contracts—Liabilities	—	(3,239)	—
Total	16,229,624	5,794,153	—

Health Care Fund

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds		April. 30,
	Jan. 31, 2011		from		2011
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Cephalon Inc.	337,419	5,721	136,645	—	308,062
Coventry Health Care Inc.	258,566	—	3,203	—	275,182
Forest Laboratories Inc.	914,668	—	52,065	—	888,788
Health Management Associates Inc.	131,558	—	2,845	—	159,690
Class A
Health Net Inc.	NA1	—	—	—	155,293
NuVasive Inc.	59,526	—	—	—	65,799
1 Not applicable---At January 31, 2011, the issuer was not an affiliated company of the fund.

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At April 30, 2011, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
Bank of America NA	05/25/11	USD	67,193 JPY	5,451,218	(1,619)
UBS AG	05/25/11	USD	67,193 JPY	5,451,218	(1,620)
Barclays Bank plc	05/25/11	USD	100,583 JPY	8,160,000	172
JPY—Japanese yen.

Health Care Fund

USD—U.S. dollar.

F.  At April 30, 2011, the cost of investment securities for tax purposes was $14,338,465,000. Net unrealized appreciation of investment securities for tax purposes was $7,688,379,000, consisting of unrealized gains of $8,142,543,000 on securities that had risen in value since their purchase and $454,164,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Energy Fund

Schedule of Investments
As of April 30, 2011

			Market
			Value
		Shares	($000)
Common Stocks (95.5%)[1]
United States (56.4%)
Energy Equipment & Services (10.3%)
	Baker Hughes Inc.	5,842,750	452,287
	Schlumberger Ltd.	4,156,564	373,052
	Halliburton Co.	7,172,162	362,051
*	Weatherford International Ltd.	5,535,900	119,465
	SEACOR Holdings Inc.	941,108	93,010
	National Oilwell Varco Inc.	1,185,676	90,929
	Noble Corp.	1,728,325	74,335
*	Nabors Industries Ltd.	105,000	3,217
	Helmerich & Payne Inc.	42,200	2,799
*	Transocean Ltd.	10,306	750
			1,571,895
Exchange-Traded Fund (0.5%)
^,2 Vanguard Energy ETF		663,000	78,294

Oil, Gas & Consumable Fuels (45.6%)
	Exxon Mobil Corp.	13,348,169	1,174,639
	Occidental Petroleum Corp.	6,805,901	777,847
	Chevron Corp.	6,194,435	677,919
	EOG Resources Inc.	4,330,036	488,904
	Consol Energy Inc.	6,611,200	357,600
	ConocoPhillips	4,356,009	343,820
3	Cabot Oil & Gas Corp.	5,617,131	316,132
	Devon Energy Corp.	3,249,407	295,696
	Marathon Oil Corp.	5,398,591	291,740
	Noble Energy Inc.	2,631,900	253,373
*	Denbury Resources Inc.	9,444,144	213,154
	Peabody Energy Corp.	3,046,200	203,547
	Anadarko Petroleum Corp.	2,552,430	201,489
	EQT Corp.	3,639,200	191,458
*	Ultra Petroleum Corp.	3,113,236	158,121
	Hess Corp.	1,835,839	157,809
	Chesapeake Energy Corp.	4,593,937	154,678
	Valero Energy Corp.	4,946,212	139,978
	Range Resources Corp.	2,029,100	114,543
*	Newfield Exploration Co.	1,320,203	93,470
	Apache Corp.	615,800	82,129
*	Southwestern Energy Co.	1,642,000	72,018
	QEP Resources Inc.	1,681,618	71,856
	El Paso Corp.	2,812,900	54,598
*	Whiting Petroleum Corp.	327,732	22,777
	Pioneer Natural Resources Co.	217,000	22,184
	Williams Cos. Inc.	131,800	4,372
	Spectra Energy Corp.	2,100	61
			6,935,912
Total United States			8,586,101

International (39.1%)
Argentina (0.4%)
* YPF SA ADR	1,317,100	57,966

Australia (1.1%)
^ BHP Billiton Ltd. ADR	1,530,000	154,897
Oil Search Ltd.	2,046,266	15,849
Caltex Australia Ltd.	136,558	2,128
Woodside Petroleum Ltd.	23,905	1,229
		174,103
Austria (0.1%)
OMV AG	483,730	22,053

Brazil (1.9%)
Petroleo Brasileiro SA ADR	7,139,755	266,527
Petroleo Brasileiro SA Prior Pfd.	314,504	5,110
Cosan Ltd.	386,811	4,816
Petroleo Brasileiro SA	222,022	4,060
Petroleo Brasileiro SA ADR Type A	44,920	1,499
		282,012
Canada (10.1%)
Canadian Natural Resources Ltd. (New York Shares)	7,430,318	348,928
Suncor Energy Inc. (New York Shares)	6,028,312	277,543
Cenovus Energy Inc. (New York Shares)	6,204,800	238,264
Husky Energy Inc.	5,328,900	166,713
Encana Corp. (New York Shares)	3,543,100	118,765
Imperial Oil Ltd. (New York Shares)	1,736,477	91,790
Penn West Petroleum Ltd.	2,747,821	70,372
TransCanada Corp.	1,468,396	63,181
Cameco Corp.	1,569,600	46,272
Nexen Inc.	1,568,600	41,458
Progress Energy Resources Corp.	2,381,800	32,575
* MEG Energy Corp.	277,517	14,654
Suncor Energy Inc.	135,134	6,229
Imperial Oil Ltd.	71,500	3,778
Canadian Natural Resources Ltd.	77,178	3,631
Pacific Rubiales Energy Corp.	96,900	2,944
* Athabasca Oil Sands Corp.	139,800	2,277
Cenovus Energy Inc.	27,139	1,044
^ Crescent Point Energy Corp.	22,000	999
Encana Corp.	20,539	690
Talisman Energy Inc.	26,273	634
Enbridge Inc.	6,500	422
		1,533,163
China (1.9%)
PetroChina Co. Ltd. ADR	1,308,000	190,419
China Shenhua Energy Co. Ltd.	16,317,000	76,211
CNOOC Ltd.	2,818,717	7,006
PetroChina Co. Ltd.	3,784,000	5,493
Yanzhou Coal Mining Co. Ltd.	786,000	3,092
China Oilfield Services Ltd.	1,140,000	2,262
		284,483
France (2.8%)
Total SA ADR	6,442,000	413,769
Total SA	264,373	16,931
		430,700

Hungary (0.0%)
* MOL Hungarian Oil and Gas plc	21,197	2,962

India (0.7%)
Reliance Industries Ltd.	4,711,127	104,764

Italy (1.7%)
ENI SPA ADR	4,160,350	223,577
ENI SPA	1,233,592	33,028
Saipem SPA	68,494	3,890
		260,495
Japan (1.7%)
Inpex Corp.	32,099	246,770
JX Holdings Inc.	521,100	3,670
Showa Shell Sekiyu KK	236,800	2,584
Cosmo Oil Co. Ltd.	752,000	2,482
Idemitsu Kosan Co. Ltd.	20,200	2,389
Sumitomo Metal Industries Ltd.	69,000	146
		258,041
Malaysia (0.0%)
Petronas Dagangan Bhd.	282,200	1,476

Netherlands (0.3%)
Koninklijke Vopak NV	719,642	34,479
* SBM Offshore NV	95,998	2,807
		37,286
Norway (1.5%)
Statoil ASA ADR	6,604,800	193,587
* Petroleum Geo-Services ASA	2,155,416	34,099
Statoil ASA	47,651	1,396
		229,082
Poland (0.0%)
* Polski Koncern Naftowy Orlen SA	144,799	3,018
* Grupa Lotos SA	136,486	2,442
		5,460
Russia (2.9%)
Gazprom OAO ADR	19,714,120	334,031
Rosneft Oil Co. GDR	10,717,072	95,984
Lukoil OAO ADR	80,033	5,562
NovaTek OAO GDR	24,653	3,477
Surgutneftegas OJSC ADR	166,120	1,776
Surgutneftegas OJSC Prior Pfd.	2,593,236	1,515
Gazprom OAO	124,674	1,074
AK Transneft OAO Prior Pfd.	700	1,033
		444,452
South Africa (0.0%)
Sasol Ltd.	99,689	5,761

South Korea (0.1%)
SK Innovation Co. Ltd.	16,726	3,639
GS Holdings	31,530	2,643
S-Oil Corp.	5,054	756
		7,038

Spain (1.1%)
Repsol YPF SA			4,725,962	168,713

Thailand (0.1%)
PTT PCL (Foreign)			267,500	3,367
Thai Oil PCL (Foreign)			872,600	2,477
PTT Exploration & Production PCL (Foreign)			250,800	1,556
PTT Aromatics & Refining PCL (Foreign)			975,100	1,351
				8,751
Turkey (0.0%)
Tupras Turkiye Petrol Rafinerileri AS			88,591	2,882

United Kingdom (10.7%)
Royal Dutch Shell plc ADR			6,426,600	497,933
BP plc ADR			10,609,100	489,504
BG Group plc			12,505,112	322,031
Ensco plc ADR			2,937,306	175,122
Royal Dutch Shell plc Class B			2,502,583	97,363
BP plc			2,037,380	15,662
Royal Dutch Shell plc Class A			325,010	12,660
* Hansen Transmissions International NV			6,768,945	5,618
Royal Dutch Shell plc Class A (Amsterdam Shares)			93,391	3,608
Petrofac Ltd.			98,374	2,487
Tullow Oil plc			8,798	211
				1,622,199
Total International				5,943,842
Total Common Stocks (Cost $7,854,344)				14,529,943
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (5.5%)[1]
Money Market Fund (2.4%)
[4,5] Vanguard Market Liquidity Fund	0.179%		362,133,841	362,134

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreement (2.9%)
Deutsche Bank Securities, Inc.
(Dated 4/29/11, Repurchase Value
$440,301,000, collateralized by
Government National Mortgage Assn.
4.000%-5.500%, 4/20/35-10/20/40)	0.040%	5/2/11	440,300	440,300

U.S. Government and Agency Obligations (0.2%)
[6,7] Fannie Mae Discount Notes	0.150%	6/1/11	100	100
[6,7] Freddie Mac Discount Notes	0.180%	5/2/11	3,000	3,000
[6,7] Freddie Mac Discount Notes	0.170%	5/9/11	12,000	12,000
[6,7] Freddie Mac Discount Notes	0.271%	6/7/11	2,000	2,000
[6,7] Freddie Mac Discount Notes	0.200%	6/13/11	2,000	1,999
[6,7] Freddie Mac Discount Notes	0.230%	6/20/11	1,500	1,500
6 Freddie Mac Discount Notes	0.281%	6/21/11	7,000	6,999
[6,7] Freddie Mac Discount Notes	0.250%	6/22/11	400	400
[6,7] Freddie Mac Discount Notes	0.090%	7/5/11	10,000	9,998
				37,996
Total Temporary Cash Investments (Cost $840,427)				840,430

Total Investments (101.0%) (Cost $8,694,771)	15,370,373
Other Assets and Liabilities-Net (-1.0%)[5]	(147,905)
Net Assets (100%)	15,222,468
Total Money Market Fund	289,888

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $109,267,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.4% and 3.6%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $112,249,000 of collateral received for securities on loan.
6 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
7 Securities with a value of $30,997,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Energy Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of April 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—United States	8,586,101	—	—
Common Stocks—International	4,211,948	1,731,894	—
Temporary Cash Investments	362,134	478,296	—
Futures Contracts—Assets[1]	1,023	—	—
Forward Currency Contracts—Assets	—	410	—
Total	13,161,206	2,210,600	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with the fund's use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the fund under the contracts.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At April 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	June 2011	3,084	209,666	4,682
S&P 500 Index	June 2011	236	80,222	4,979

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Energy Fund

At April 30, 2011, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
Deutsche Bank AG	9/16/11	USD	16,550 JPY	1,308,379	410

JPY—Japanese yen.
USD—U.S. dollar.

E. The fund has invested in a company that is considered to be an affiliated company of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of this company were as follows:

			Current Period Transactions
			Proceeds
	Jan. 31, 2011		from		Apr. 30, 2011
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Cabot Oil & Gas Corp.	266,816	4,965	37,980	—	316,132

F.  At April 30, 2011, the cost of investment securities for tax purposes was $8,694,771,000. Net unrealized appreciation of investment securities for tax purposes was $6,675,602,000, consisting of unrealized gains of $6,737,418,000 on securities that had risen in value since their purchase and $61,816,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard REIT Index Fund

Schedule of Investments
As of April 30, 2011

			Market
			Value
		Shares	($000)
Real Estate Investment Trusts (99.4%)[1]
Diversified REITs (7.6%)
	Vornado Realty Trust	9,188,367	888,331
2	Liberty Property Trust	6,383,023	224,491
2	Washington Real Estate Investment Trust	3,582,363	116,069
2	Colonial Properties Trust	4,124,631	87,277
	PS Business Parks Inc.	1,100,880	66,339
2	Cousins Properties Inc.	5,202,154	46,820
2	Investors Real Estate Trust	4,391,216	41,321
2	Retail Opportunity Investments Corp.	2,341,081	26,431
2	CapLease Inc.	3,606,036	20,194
	Winthrop Realty Trust	1,614,519	19,584
			1,536,857
Industrial REITs (5.8%)
2	ProLogis	31,802,343	518,060
2	AMB Property Corp.	9,410,930	342,558
2	DuPont Fabros Technology Inc.	3,332,056	81,502
2	DCT Industrial Trust Inc.	13,530,469	78,612
2	EastGroup Properties Inc.	1,508,027	69,460
*	First Industrial Realty Trust Inc.	4,124,881	51,643
2	First Potomac Realty Trust	2,706,966	43,934
			1,185,769
Office REITs (16.5%)
2	Boston Properties Inc.	7,830,414	818,513
2	SL Green Realty Corp.	4,373,915	360,979
^,2 Digital Realty Trust Inc.		5,055,814	305,068
2	Alexandria Real Estate Equities Inc.	3,092,839	254,077
2	Duke Realty Corp.	14,090,791	214,885
2	Mack-Cali Realty Corp.	4,800,335	169,548
	Piedmont Office Realty Trust Inc. Class A	7,430,739	147,872
2	Highwoods Properties Inc.	4,004,882	147,780
2	BioMed Realty Trust Inc.	7,312,607	145,082
2	Kilroy Realty Corp.	3,223,089	135,176
2	Corporate Office Properties Trust	3,684,161	129,719
	Douglas Emmett Inc.	6,211,911	129,270
2	CommonWealth REIT	3,629,099	99,401
2	Brandywine Realty Trust	7,514,688	95,437
	Lexington Realty Trust	7,276,080	72,615
	Franklin Street Properties Corp.	4,015,845	56,784
	Government Properties Income Trust	1,697,682	46,550
2	Parkway Properties Inc.	1,226,241	21,986
	Hudson Pacific Properties Inc.	1,090,841	16,341
			3,367,083
Residential REITs (16.5%)
2	Equity Residential	15,897,425	949,394
2	AvalonBay Communities Inc.	4,766,498	603,486
2	UDR Inc.	10,179,409	263,545
2	Camden Property Trust	3,838,343	240,856
2	Essex Property Trust Inc.	1,751,116	237,241
2	BRE Properties Inc.	3,582,039	181,681

2	Apartment Investment & Management Co.	6,540,866	176,342
2	Home Properties Inc.	2,103,255	133,346
2	American Campus Communities Inc.	3,731,489	131,162
2	Mid-America Apartment Communities Inc.	1,910,635	127,726
2	Post Properties Inc.	2,725,932	110,673
2	Equity Lifestyle Properties Inc.	1,637,005	97,926
2	Associated Estates Realty Corp.	2,316,426	38,545
	Sun Communities Inc.	987,023	37,981
2	Education Realty Trust Inc.	3,937,077	33,505
			3,363,409
Retail REITs (25.8%)
2	Simon Property Group Inc.	16,371,263	1,875,165
2	Kimco Realty Corp.	22,688,023	443,324
	General Growth Properties Inc.	24,201,794	404,170
2	Macerich Co.	7,271,720	384,092
2	Federal Realty Investment Trust	3,438,400	301,066
2	Realty Income Corp.	7,025,328	249,750
2	Regency Centers Corp.	4,575,502	215,323
	Developers Diversified Realty Corp.	12,169,073	179,372
2	Taubman Centers Inc.	3,056,042	177,709
2	Weingarten Realty Investors	6,393,391	168,849
	CBL & Associates Properties Inc.	7,331,175	136,140
2	Tanger Factory Outlet Centers	4,525,585	125,042
2	National Retail Properties Inc.	4,665,777	122,897
	Equity One Inc.	2,863,393	56,752
	Alexander's Inc.	128,440	56,422
2	Glimcher Realty Trust	5,480,122	52,335
2	Acadia Realty Trust	2,249,772	46,908
2	Pennsylvania Real Estate Investment Trust	2,940,277	46,427
	Inland Real Estate Corp.	4,380,108	42,794
	Getty Realty Corp.	1,475,354	37,489
	Saul Centers Inc.	775,421	33,956
2	Ramco-Gershenson Properties Trust	2,018,751	26,022
	Urstadt Biddle Properties Inc. Class A	1,096,533	21,580
	Cedar Shopping Centers Inc.	3,337,158	19,689
2	Kite Realty Group Trust	3,546,922	18,444
	Urstadt Biddle Properties Inc.	69,255	1,160
			5,242,877
Specialized REITs (27.2%)
	Public Storage	8,091,404	949,203
2	HCP Inc.	22,439,800	889,065
2	Host Hotels & Resorts Inc.	37,218,233	662,112
2	Health Care REIT Inc.	9,618,318	517,177
2	Ventas Inc.	8,779,894	491,059
2	Nationwide Health Properties Inc.	7,055,967	309,051
2	Senior Housing Properties Trust	7,823,373	185,570
2	Hospitality Properties Trust	6,899,162	166,615
2	Omega Healthcare Investors Inc.	5,504,423	126,382
2	LaSalle Hotel Properties	4,488,931	126,319
2	Entertainment Properties Trust	2,600,874	123,828
2	DiamondRock Hospitality Co.	9,253,588	111,413
2	Extra Space Storage Inc.	4,648,306	100,636
2	Healthcare Realty Trust Inc.	3,600,705	82,240
2	Medical Properties Trust Inc.	6,218,647	76,738
*,2 Sunstone Hotel Investors Inc.		6,595,555	68,990
2	National Health Investors Inc.	1,392,742	67,729
2	Sovran Self Storage Inc.	1,545,285	66,107

2	Pebblebrook Hotel Trust		2,764,530	59,299
*,2 Strategic Hotels & Resorts Inc.			8,456,284	57,672
	U-Store-It Trust		4,823,059	54,790
2	Hersha Hospitality Trust Class A		8,507,313	50,533
2	LTC Properties Inc.		1,667,999	49,073
*,2 FelCor Lodging Trust Inc.			6,417,676	40,816
	Ashford Hospitality Trust Inc.		2,626,181	32,749
2	Chesapeake Lodging Trust		1,654,914	29,755
2	Universal Health Realty Income Trust		664,648	28,653
2	Sabra Healthcare REIT Inc.		1,395,720	23,476
				5,547,050
Total Real Estate Investment Trusts (Cost $17,218,971)				20,243,045
				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investment (0.8%)[1]
Money Market Fund (0.8%)
[3,4] Vanguard Market Liquidity Fund (Cost $154,208)		0.179%	154,208,354	154,208

Total Investments (100.2%) (Cost $17,373,179)				20,397,253
Other Assets and Liabilities-Net (-0.2%)[4]				(37,560)
Net Assets (100%)				20,359,693

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $55,778,000.
1 The fund invests a portion of its assets in Real Estate Investment Trusts through the use of swap contracts. After giving effect to swap investments, the fund's effective Real Estate Investment Trust and temporary cash investment positions represent 99.9% and 0.3%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $57,313,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

REIT Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of April 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Real Estate Investment Trusts	20,243,045	—	—
Temporary Cash Investments	154,208	—	—
Swap Contracts—Assets	—	28,789	—
Total	20,397,253	28,789	—

C. Swap Contracts: The fund enters into swap transactions to earn the total return on a specified REIT or REIT index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

REIT Index Fund

Total Return Swaps
				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)	($000)
MSCI US REIT Total Return Swap Gross
Index	8/4/11	GSI	76,981	(0.090%)[2]	28,440
Commonwealth REIT	5/24/12	GSI	2,646	(0.463%)[3]	93
Commonwealth REIT	5/24/12	GSI	2,618	(0.463%)[3]	121
Commonwealth REIT	5/31/12	GSI	2,648	(0.461%)[3]	91
Commonwealth REIT	6/1/12	GSI	2,695	(0.461%)[3]	44
1 GSI—Goldman Sachs International.
2 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent reset date less a 0.15% spread.
3 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent reset date plus a 0.25% spread.

At April 30, 2011, counterparties had deposited in segregated accounts securities with a value sufficient to cover substantially all amounts due to the fund in connection with open swap contracts.

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
	January 31, 2011		Proceeds From		April 30, 2011
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)

Acadia Realty Trust	40,311	2,896	1,604	401	46,908
Alexandria Real Estate
Equities Inc.	226,629	19,405	7,582	1,379	254,077

AMB Property Corp.	306,798	22,184	13,109	2,592	342,558
American Campus
Communities Inc.	114,126	10,419	3,770	1,205	131,162
Apartment Investment &
Management Co.	162,533	11,028	6,623	777	176,342
Associated Estates Realty
Corp.	32,287	2,961	799	394	38,545

AvalonBay Communities Inc.	536,504	38,813	22,868	4,215	603,486

BioMed Realty Trust Inc.	124,720	9,980	4,160	1,449	145,082

Boston Properties Inc.	714,506	51,368	26,958	3,878	818,513

Brandywine Realty Trust	83,207	6,959	2,840	1,120	95,437

BRE Properties Inc.	155,337	11,222	6,545	1,333	181,681

Camden Property Trust	201,759	18,286	6,926	1,864	240,856

CapLease Inc.	17,153	3,350	566	208	20,194
CBL & Associates Properties					NA2

REIT Index Fund

Inc.	121,604	8,742	5,183	1,526
Chesapeake Lodging Trust	17,155	13,410	598	330	29,755
Colonial Properties Trust	NA1	11,164	2,446	553	87,277
CommonWealth REIT	104,486	6,344	13,515	1,847	99,401
Corporate Office Properties
Trust	130,927	8,844	5,261	1,506	129,719
Cousins Properties Inc.	NA1	2,945	1,730	229	46,820
DCT Industrial Trust Inc.	63,617	14,108	2,955	938	78,612
DiamondRock Hospitality Co.	109,137	7,249	4,259	739	111,413
Digital Realty Trust Inc.	258,083	26,755	8,865	3,408	305,068
Duke Realty Corp.	187,260	13,197	7,475	2,352	214,885
DuPont Fabros Technology
Inc.	73,806	5,311	2,748	397	81,502
EastGroup Properties Inc.	63,886	4,442	2,621	780	69,460
Education Realty Trust Inc.	29,855	1,949	1,091	198	33,505
Entertainment Properties Trust	116,245	8,216	4,745	1,804	123,828
Equity Lifestyle Properties Inc.	90,236	6,503	3,441	613	97,926
Equity Residential	834,696	60,225	33,429	5,341	949,394
Essex Property Trust Inc.	191,192	19,217	6,836	1,805	237,241
Extra Space Storage Inc.	86,814	6,298	3,699	646	100,636
Federal Realty Investment
Trust	268,442	19,058	10,898	2,290	301,066
FelCor Lodging Trust Inc.	37,074	10,366	3,329	-	40,816
First Potomac Realty Trust	42,369	2,897	1,698	527	43,934
Glimcher Realty Trust	46,936	3,331	1,971	543	52,335
HCP Inc.	735,442	126,353	30,141	9,595	889,065
Health Care REIT Inc.	386,747	105,191	17,950	5,455	517,177
Healthcare Realty Trust Inc.	72,625	5,759	2,571	1,056	82,240
Hersha Hospitality Trust Class
A	NA1	4,689	1,586	422	50,533
Highwoods Properties Inc.	127,528	9,213	5,428	1,674	147,780
Home Properties Inc.	113,412	8,170	4,483	1,291	133,346
Hospitality Properties Trust	166,756	11,146	6,361	3,122	166,615
Host Hotels & Resorts Inc.	666,656	46,396	24,365	738	662,112
Investors Real Estate Trust	37,726	2,500	939	750	41,321

REIT Index Fund

Kilroy Realty Corp.	108,501	19,328	4,642	1,117	135,176
Kimco Realty Corp.	398,942	28,520	17,020	4,069	443,324
Kite Realty Group Trust	18,139	1,106	526	213	18,444
LaSalle Hotel Properties	105,317	22,830	3,503	445	126,319
Liberty Property Trust	214,922	14,457	7,644	3,005	224,491
LTC Properties Inc.	NA1	12,219	1,042	597	49,073
Macerich Co.	344,024	24,275	14,557	3,603	384,092
Mack-Cali Realty Corp.	151,101	22,663	6,463	2,146	169,548
Medical Properties Trust Inc.	66,357	4,760	2,803	1,236	76,738
Mid-America Apartment
Communities Inc.	113,621	11,923	3,758	1,195	127,726
National Health Investors Inc.	NA1	4,410	2,591	849	67,729
National Retail Properties Inc.	112,590	7,977	4,619	1,783	122,897
Nationwide Health Properties
Inc.	252,397	22,632	9,198	3,287	309,051
Omega Healthcare Investors
Inc.	114,744	12,122	3,875	2,103	126,382
Parkway Properties Inc.	20,131	1,211	608	91	21,986
Pebblebrook Hotel Trust	42,336	17,279	1,977	252	59,299
Pennsylvania Real Estate
Investment Trust	39,004	2,743	1,515	438	46,427
Post Properties Inc.	97,936	7,054	4,013	540	110,673
ProLogis	451,601	40,278	16,311	3,447	518,060
Ramco-Gershenson
Properties Trust	25,193	1,571	797	327	26,022
Realty Income Corp.	222,337	32,426	9,465	2,960	249,750
Regency Centers Corp.	191,767	13,422	8,005	2,091	215,323
Retail Opportunity Investments
Corp.	22,249	1,487	771	185	26,431
Sabra Healthcare REIT Inc.	23,841	2,647	544	-	23,476
Senior Housing Properties
Trust	170,540	12,190	7,336	2,885	185,570
Simon Property Group Inc.	1,614,275	120,106	71,858	12,884	1,875,165
SL Green Realty Corp.	309,255	22,108	13,060	435	360,979
Sovran Self Storage Inc.	57,636	4,082	2,305	689	66,107
Strategic Hotels & Resorts Inc.	45,290	3,602	2,128	-	57,672
Sunstone Hotel Investors Inc.	65,475	4,580	2,721	-	68,990
Tanger Factory Outlet Centers

REIT Index Fund

	114,860	8,066	4,735	910	125,042
Taubman Centers Inc.	155,550	11,090	6,627	1,327	177,709
UDR Inc.	228,881	17,991	7,743	1,867	263,545
Universal Health Realty
Income Trust	23,004	1,823	604	399	28,653
Ventas Inc.	473,402	32,718	19,397	5,005	491,059
Washington Real Estate
Investment Trust	104,158	9,171	3,382	1,540	116,069
Weingarten Realty Investors	152,390	10,832	6,384	1,739	168,849
	14,548,347			138,949	16,683,469

1 Not applicable- At January 31, 2011, the issuer was not an affiliated company of the fund
2 Not applicable- At April 30, 2011, the security was still held, but the issuer was no longer an affiliated company of the fund

E. At April 30, 2011, the cost of investment securities for tax purposes was $17,373,179,000. Net unrealized appreciation of investment securities for tax purposes was $3,024,074,000, consisting of unrealized gains of $3,617,543,000 on securities that had risen in value since their purchase and $593,469,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Dividend Growth Fund

Schedule of Investments
As of April 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (97.3%)
Consumer Discretionary (8.9%)
Target Corp.	2,723,840	133,740
Lowe's Cos. Inc.	4,494,237	117,974
NIKE Inc. Class B	1,240,548	102,122
McDonald's Corp.	1,253,530	98,164
Mattel Inc.	2,068,818	55,279
		507,279
Consumer Staples (14.8%)
PepsiCo Inc.	2,436,376	167,842
Sysco Corp.	4,875,477	140,950
Colgate-Palmolive Co.	1,532,691	129,283
Procter & Gamble Co.	1,988,269	129,039
CVS Caremark Corp.	2,962,918	107,376
Wal-Mart Stores Inc.	1,678,177	92,266
Coca-Cola Co.	1,231,550	83,080
		849,836
Energy (12.9%)
Exxon Mobil Corp.	2,176,813	191,559
BG Group plc	6,388,193	164,508
Chevron Corp.	1,272,659	139,280
ConocoPhillips	1,593,915	125,808
Enbridge Inc.	1,791,149	116,120
		737,275
Financials (8.0%)
ACE Ltd.	1,899,166	127,719
PNC Financial Services Group Inc.	1,649,458	102,827
Wells Fargo & Co.	2,787,240	81,136
Chubb Corp.	1,102,405	71,866
Marsh & McLennan Cos. Inc.	2,363,670	71,572
		455,120
Health Care (16.3%)
Pfizer Inc.	8,274,865	173,441
Medtronic Inc.	3,792,264	158,327
Cardinal Health Inc.	3,522,317	153,890
Johnson & Johnson	2,331,194	153,206
Abbott Laboratories	2,177,390	113,311
AstraZeneca plc ADR	1,822,043	90,793
UnitedHealth Group Inc.	1,831,075	90,144
		933,112
Industrials (14.8%)
General Dynamics Corp.	1,909,610	139,058
United Parcel Service Inc. Class B	1,598,738	119,857
Honeywell International Inc.	1,928,348	118,073
Northrop Grumman Corp.	1,762,223	112,095
Lockheed Martin Corp.	1,350,178	107,002
Waste Management Inc.	2,686,715	106,018
Emerson Electric Co.	1,223,221	74,323

United Technologies Corp.			774,037	69,338
				845,764
Information Technology (14.8%)
Automatic Data Processing Inc.			3,711,960	201,745
Western Union Co.			7,403,087	157,316
International Business Machines Corp.			904,390	154,271
Microsoft Corp.			4,765,541	123,999
Oracle Corp.			2,953,284	106,466
Accenture plc Class A			1,818,193	103,873
				847,670
Materials (3.7%)
Praxair Inc.			1,025,631	109,148
Ecolab Inc.			1,918,396	101,214
				210,362
Telecommunication Services (1.4%)
AT&T Inc.			2,624,767	81,683

Utilities (1.7%)
Dominion Resources Inc.			2,134,827	99,099

Total Common Stocks (Cost $4,568,344)				5,567,200

Temporary Cash Investment (2.7%)
			Face
		Maturity	Amount
	Coupon	Date	($000)
Repurchase Agreement (2.7%)
Morgan Stanley & Co., Inc.
(Dated 4/29/11, Repurchase Value
$155,701,000, collateralized by Federal
National Mortgage Assn. 3.500%-4.000%,
3/1/26-4/1/26)
(Cost $155,700)	0.040%	5/2/11	155,700	155,700

Total Investments (100.0%) (Cost $4,724,044)				5,722,900
Other Assets and Liabilities-Net (0.0%)				2,652
Net Assets (100%)				5,725,552
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash

Dividend Growth Fund

investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of April 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,402,692	164,508	—
Temporary Cash Investments	—	155,700	—
Total	5,402,692	320,208	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2011, the cost of investment securities for tax purposes was $4,724,044,000. Net unrealized appreciation of investment securities for tax purposes was $998,856,000, consisting of unrealized gains of $1,018,297,000 on securities that had risen in value since their purchase and $19,441,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Dividend Appreciation Index Fund

Schedule of Investments
As of April 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (12.0%)
McDonald's Corp.	4,020,208	314,822
Target Corp.	2,955,982	145,139
Lowe's Cos. Inc.	5,408,385	141,970
TJX Cos. Inc.	1,588,161	85,157
McGraw-Hill Cos. Inc.	1,244,514	50,365
Stanley Black & Decker Inc.	619,402	45,000
VF Corp.	444,306	44,679
Ross Stores Inc.	477,726	35,204
Genuine Parts Co.	637,189	34,217
Family Dollar Stores Inc.	524,864	28,453
Polaris Industries Inc.	139,013	14,656
John Wiley & Sons Inc. Class A	208,088	10,598
Meredith Corp.	154,088	5,150
Matthews International Corp. Class A	116,597	4,680
		960,090
Consumer Staples (23.4%)
Coca-Cola Co.	4,767,151	321,592
PepsiCo Inc.	4,559,169	314,081
Procter & Gamble Co.	4,657,170	302,250
Wal-Mart Stores Inc.	5,191,928	285,452
Colgate-Palmolive Co.	2,042,636	172,296
Walgreen Co.	3,822,499	163,297
Archer-Daniels-Midland Co.	2,619,995	96,992
Avon Products Inc.	1,797,529	52,812
JM Smucker Co.	504,239	37,853
Hormel Foods Corp.	1,098,777	32,315
Brown-Forman Corp. Class B	364,345	26,182
McCormick & Co. Inc.	504,716	24,792
Church & Dwight Co. Inc.	296,887	24,487
Lancaster Colony Corp.	108,485	6,630
Casey's General Stores Inc.	153,697	5,999
Tootsie Roll Industries Inc.	154,304	4,574
		1,871,604
Energy (15.5%)
Chevron Corp.	3,154,618	345,241
ConocoPhillips	4,307,517	339,992
Exxon Mobil Corp.	3,741,831	329,281
EOG Resources Inc.	1,082,698	122,248
Murphy Oil Corp.	865,248	67,039
Helmerich & Payne Inc.	387,571	25,712
CARBO Ceramics Inc.	87,124	14,022
		1,243,535
Financials (6.8%)
Franklin Resources Inc.	895,791	115,665
Aflac Inc.	1,938,420	108,920
Chubb Corp.	1,227,720	80,035
T Rowe Price Group Inc.	1,028,065	66,053
SEI Investments Co.	806,872	18,017

Eaton Vance Corp.	491,540	16,599
Cullen/Frost Bankers Inc.	261,456	15,489
Commerce Bancshares Inc.	357,473	15,214
HCC Insurance Holdings Inc.	464,280	15,108
Brown & Brown Inc.	574,439	14,849
Erie Indemnity Co. Class A	203,731	14,756
Transatlantic Holdings Inc.	256,861	12,661
Wesco Financial Corp.	29,218	11,454
Prosperity Bancshares Inc.	191,839	8,796
StanCorp Financial Group Inc.	181,982	7,843
UMB Financial Corp.	169,971	7,158
Westamerica Bancorporation	117,865	5,986
RLI Corp.	80,626	4,776
Bank of the Ozarks Inc.	67,240	2,994
Bancfirst Corp.	62,852	2,531
First Financial Corp.	51,163	1,645
Southside Bancshares Inc.	64,041	1,393
		547,942
Health Care (6.2%)
Medtronic Inc.	4,355,858	181,857
Stryker Corp.	1,614,745	95,270
Becton Dickinson and Co.	929,405	79,873
Cardinal Health Inc.	1,414,448	61,797
CR Bard Inc.	342,672	36,580
Beckman Coulter Inc.	281,314	23,307
Owens & Minor Inc.	257,931	8,886
West Pharmaceutical Services Inc.	131,918	6,232
		493,802
Industrials (21.9%)
United Technologies Corp.	3,619,059	324,195
Caterpillar Inc.	2,548,032	294,068
3M Co.	2,969,485	288,664
Emerson Electric Co.	3,062,606	186,084
Illinois Tool Works Inc.	2,042,131	119,281
General Dynamics Corp.	1,479,191	107,715
Parker Hannifin Corp.	650,068	61,314
CH Robinson Worldwide Inc.	680,994	54,602
Dover Corp.	733,819	49,929
WW Grainger Inc.	294,135	44,591
Fastenal Co.	604,587	40,562
Roper Industries Inc.	378,851	32,767
Donaldson Co. Inc.	314,345	19,247
Pentair Inc.	404,927	16,262
Nordson Corp.	272,680	15,535
Carlisle Cos. Inc.	258,402	12,801
Graco Inc.	241,723	12,093
Harsco Corp.	318,516	11,339
CLARCOR Inc.	207,037	9,356
Brady Corp. Class A	208,662	7,869
AO Smith Corp.	171,552	7,543
Mine Safety Appliances Co.	144,553	5,736
ABM Industries Inc.	209,630	5,098
Franklin Electric Co. Inc.	95,205	4,295
Raven Industries Inc.	74,663	4,059
NACCO Industries Inc. Class A	33,225	3,496
Tennant Co.	74,412	3,052
Gorman-Rupp Co.	67,275	2,721

Universal Forest Products Inc.		77,319	2,497
Badger Meter Inc.		59,967	2,273
			1,749,044
Information Technology (6.2%)
International Business Machines Corp.		1,855,740	316,552
Automatic Data Processing Inc.		2,058,939	111,903
Linear Technology Corp.		916,405	31,891
Factset Research Systems Inc.		184,852	20,225
Jack Henry & Associates Inc.		350,305	11,900
			492,471
Materials (6.0%)
Praxair Inc.		1,250,356	133,063
Air Products & Chemicals Inc.		881,415	84,193
PPG Industries Inc.		663,899	62,851
Ecolab Inc.		960,271	50,664
Sherwin-Williams Co.		430,451	35,422
Sigma-Aldrich Corp.		495,538	34,975
Albemarle Corp.		381,164	26,891
Valspar Corp.		395,618	15,552
Aptargroup Inc.		274,732	14,409
Bemis Co. Inc.		440,510	13,805
HB Fuller Co.		196,238	4,288
Stepan Co.		40,862	2,941
			479,054
Telecommunication Services (0.1%)
Telephone & Data Systems Inc.		231,844	7,781
Atlantic Tele-Network Inc.		62,696	2,303
Shenandoah Telecommunications Co.		96,396	1,814
			11,898
Utilities (1.9%)
Northeast Utilities		721,962	25,702
National Fuel Gas Co.		338,562	24,817
Energen Corp.		290,098	18,859
MDU Resources Group Inc.		773,483	18,479
UGI Corp.		453,364	15,097
Questar Corp.		737,296	12,954
Aqua America Inc.		558,792	12,601
New Jersey Resources Corp.		169,924	7,439
South Jersey Industries Inc.		121,831	6,999
California Water Service Group		85,505	3,225
American States Water Co.		75,509	2,636
SJW Corp.		73,389	1,706
			150,514
Total Common Stocks (Cost $6,737,734)			7,999,954
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)

1 Vanguard Market Liquidity Fund (Cost $7,442)	0.179%	7,442,000	7,442

Total Investments (100.1%) (Cost $6,745,176)			8,007,396
Other Assets and Liabilities-Net (-0.1%)			(7,397)
Net Assets (100%)			7,999,999

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At April 30, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At April 30, 2011, the cost of investment securities for tax purposes was $6,745,176,000. Net unrealized appreciation of investment securities for tax purposes was $1,262,219,000, consisting of unrealized gains of $1,272,601,000 on securities that had risen in value since their purchase and $10,382,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD SPECIALIZED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 16, 2011

VANGUARD SPECIALIZED FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 16, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.